                              Janus Adviser Series

                      JANUS ADVISER GROWTH AND INCOME FUND
                       JANUS ADVISER FLEXIBLE INCOME FUND
                       SUPPLEMENT DATED DECEMBER 5, 2003
                       TO CURRENTLY EFFECTIVE PROSPECTUS

The following supplements the information in the "Investment Personnel" section of the Prospectus:

Effective January 1, 2004, Minyoung Sohn, Assistant Portfolio Manager of Janus Adviser Growth and Income Fund, has been appointed Executive Vice President and Portfolio Manager of the Fund. Information regarding Mr. Sohn's investment background appears in the Prospectus. David Corkins will no longer serve as Executive Vice President or Portfolio Manager of Janus Adviser Growth and Income Fund. Mr. Corkins will continue his responsibilities as Portfolio Manager of other Janus accounts as described in the Prospectus.

Effective December 5, 2003, Gibson Smith has been appointed Executive Vice President and Portfolio Manager of Janus High-Yield Fund. He will no longer serve as Assistant Portfolio Manager of Janus Adviser Flexible Income Fund.

                              Janus Adviser Series

                      JANUS ADVISER GROWTH AND INCOME FUND
                       SUPPLEMENT DATED DECEMBER 5, 2003
                       TO CURRENTLY EFFECTIVE PROSPECTUS

Effective January 1, 2004, the following supplements the information in the "Investment Personnel" section of the Prospectus:

Minyoung Sohn, Assistant Portfolio Manager of Janus Adviser Growth and Income Fund, has been appointed Executive Vice President and Portfolio Manager of the Fund. Information regarding Mr. Sohn's investment background appears in the Prospectus. David Corkins will no longer serve as Executive Vice President or Portfolio Manager of Janus Adviser Growth and Income Fund. Mr. Corkins will continue his responsibilities as Portfolio Manager of other Janus accounts as described in the Prospectus.

                              Janus Adviser Series

                       JANUS ADVISER FLEXIBLE INCOME FUND
                       SUPPLEMENT DATED DECEMBER 5, 2003
                       TO CURRENTLY EFFECTIVE PROSPECTUS

Effective December 5, 2003, the following supplements the information in the "Investment Personnel" section of the Prospectus:

Gibson Smith has been appointed Executive Vice President and Portfolio Manager of Janus High-Yield Fund. He will no longer serve as Assistant Portfolio Manager of Janus Adviser Flexible Income Fund.